Leases (Details 1) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Notes and other explanatory information [abstract]
Low value leases expensed	£ 3	£ 2	£ 10
Total	£ 3	£ 2	£ 10